Income Taxes - The differences between the U.S. Federal income taxes computed at the statutory rate (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Statutory income tax rate	35.00%	35.00%	35.00%
Statutory Federal income tax	$ 15,341	$ 913	$ (23,599)
Change in unrecognized tax benefits	189	235	83
State income tax, less Federal benefit	128	(193)	0
Income Tax Reconciliation, Foreign Investment in U.S. Property	1,094	0	0
Tax difference on foreign earnings	(2,258)	(245)	949
Change in foreign taxes	2	156	64
Canadian withholding tax	(30)	26	45
Change in valuation allowance	(7,666)	(513)	18,050
Tax credits	(401)	(366)	(384)
Non-deductible expenses	342	280	233
Other, net	41	99	551
Income tax provision (benefit)	$ 6,782	$ 392	$ (4,008)